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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Wallace Capital Management, Inc.
                 --------------------------------
   Address:      100 Crescent Court
                 --------------------------------
                 Suite 1190
                 --------------------------------
                 Dallas, TX 75201
                 --------------------------------

Form 13F File Number:
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Blake H. Estess
         -------------------------------
Title:   CCO
         -------------------------------
Phone:   214/303-0200
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Blake H. Estess             Dallas, Texas         2/14/2012
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      -0-
                                        --------------------

Form 13F Information Table Entry Total: 52
                                        --------------------

Form 13F Information Table Value Total: $165,420
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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
                                                                            Shares/                              Voting
                                                                   Value     Princ.         Investment Other   Authority
       Name of Issuer           Title of Class        Cusip       (x$1000)  Amount  SH/PRN  Discretion Manager    Sole   Shared None
99 Cents Only Stores            Common Stock - Long   65440K106    5,238    239,100   SH    Sole       N/A       239,100
AbitibiBowater, Inc.            Common Stock - Long     3687209    3,468    238,340   SH    Sole       N/A       235,615
Alliance One International      Common Stock - Long   018772103      898    330,000   SH    Sole       N/A       330,000
Ascent Media Corp               Common Stock - Long   043632108    7,447    146,832   SH    Sole       N/A       146,832
Aspen Insurance Holdings Ltd.   Common Stock - Long   G05384105    1,431     50,000   SH    Sole       N/A        50,000
Barrett Business Services, Inc. Common Stock - Long   068463108    4,345    220,683   SH    Sole       N/A       220,683
Berkshire Hathaway, Inc.        Class A               084670108    1,148         10   SH    Sole       N/A            10
Berkshire Hathaway, Inc.        Class B               084670702    5,923     77,695   SH    Sole       N/A        77,695
Bristol Myers Squibb Co.        Common Stock - Long   110122108      730     20,715   SH    Sole       N/A        20,715
Cambium Learning Grp, Inc.      Common Stock - Long   13201A107    1,486    492,126   SH    Sole       N/A       492,126
Capital Southwest Corporation   Common Stock - Long   140501107    1,794     22,000   SH    Sole       N/A        22,000
CBS Corp New                    Class B               124857202      333     12,257   SH    Sole       N/A        12,257
Cenveo, Inc.                    Common Stock - Long   15670S105      875    257,465   SH    Sole       N/A       257,465
Clorox Co Del                   Common Stock - Long   189054109    1,181     17,745   SH    Sole       N/A        17,745
Coca Cola Co                    Common Stock - Long   191216100    2,774     39,677   SH    Sole       N/A        39,677
CorVel Corporatio               Common Stock - Long   221006109      745     14,403   SH    Sole       N/A        14,403
Costco Wholesale Corporation    Common Stock - Long   22160K105    1,146     14,950   SH    Sole       N/A        14,950
Cross A T Co                    Common Stock - Long   227478104    3,416    302,816   SH    Sole       N/A       302,816
Dr. Pepper Snapple Group, Inc.  Common Stock - Long   26138E109    1,002     25,373   SH    Sole       N/A        25,373
Echostar Corporation            Class A               278768106    5,197    248,034   SH    Sole       N/A       248,034
Employers Holdings, Inc.        Common Stock - Long   292218104    4,462    247,505   SH    Sole       N/A       247,505
Expedia, Inc.                   Common Stock - Long   30212P105    3,452    119,214   SH    Sole       N/A       119,214
Fairfax Financial Holdings
 Limited (USA)                  Common Stock - Long   303901102    9,827     22,854   SH    Sole       N/A        22,854
Flagstone Reinsurance Holdings  Common Stock - Long   L3466T104    4,152    501,073   SH    Sole       N/A       501,073
General Electric Co             Common Stock - Long   369604103      182     10,150   SH    Sole       N/A        10,150
General Mills, Inc.             Common Stock - Long   370334104    2,098     51,919   SH    Sole       N/A        51,919
GlaxoSmithKline PLC             Sponsored ADR         37733W105    2,594     56,940   SH    Sole       N/A        56,940
Heinz  H J Co                   Common Stock - Long   423074103    3,371     62,441   SH    Sole       N/A        62,441
Hershey Co                      Common Stock - Long   427866108      902     14,612   SH    Sole       N/A        14,612
Johnson & Johnson               Common Stock - Long   478160104    3,660     55,836   SH    Sole       N/A        55,836
Kraft Foods Inc.                Class A               50075N104    1,816     48,729   SH    Sole       N/A        48,729
K-Swiss Inc.                    Class A               482686102    4,227  1,444,848   SH    Sole       N/A     1,444,848
Liberty Media Corp New          Cap Com Ser A         530322106    8,444    108,181   SH    Sole       N/A       108,181
Liberty Media Corp New          Int Com Ser A         53071M104    7,840    483,757   SH    Sole       N/A       483,757
Medical Action Industries       Common Stock - Long   58449L100    2,455    469,463   SH    Sole       N/A       469,463
  Merck & Co Inc..              Common Stock - Long   58933Y105      240      6,377   SH    Sole       N/A         6,377
Meredith Corporation            Common Stock - Long   589433101    3,534    108,808   SH    Sole       N/A       108,808
Montpelier Re Holdings, Ltd.    Common Stock - Long   G62185106    7,402    417,001   SH    Sole       N/A       417,001
Multi Color Corp                Common Stock - Long   625383104    1,630     63,338   SH    Sole       N/A        63,338
Nicholas Financial, Inc.        Common Stock - Long   65373J209    1,236     96,412   SH    Sole       N/A        96,412
Nobility Homes, Inc.            Common Stock - Long   654892108       95     18,189   SH    Sole       N/A        18,189
Novartis AG                     Sponsored ADR         66987V109    1,128     19,740   SH    Sole       N/A        19,740
Proctor & Gamble Co             Common Stock - Long   742718109      405      6,078   SH    Sole       N/A         6,078
Republic Services               Common Stock - Long   760759100    1,010     36,646   SH    Sole       N/A        36,646
Sanofi Aventis                  Sponsored ADR         80105N105    1,705     46,775   SH    Sole       N/A        46,775
Tootsie Roll Inds Inc.          Common Stock - Long   890516107    1,608     67,900   SH    Sole       N/A        67,900
Tripadvisor, Inc.               Common Stock - Long   896945201    2,922    115,914   SH    Sole       N/A       115,914
Unilever PLC                    Spon ADR New          904767704    3,659    109,241   SH    Sole       N/A       109,241
Utah Med Prods Inc.             Common Stock - Long   917488108    1,630     60,367   SH    Sole       N/A        60,367
Wal-Mart Stores, Inc.           Common Stock - Long   931142103    6,616    110,852   SH    Sole       N/A       110,852
Washington Post Co              Class B               939640108    8,676     23,042   SH    Sole       N/A        23,042
White Mtns Ins Group Ltd.       Common Stock - Long   G9618E107   11,865     26,182   SH    Sole       N/A        26,182

                              Total                              165,420  7,800,605
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